Equity - Conversion of Rights, August 2021 Private Placement and Preferred Investment Options (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of outstanding right		9,305,790	3,075,470
Number of shares per right		1
Fractional shares issued upon conversion of rights		0
Price per unit		$ 10.00
Aggregate exercise price		$ 6.0
Public Right
Class of Warrant or Right [Line Items]
Number of outstanding right		6,900,000
Public Warrants
Class of Warrant or Right [Line Items]
Number of outstanding right		3,450,000
Placement Rights
Class of Warrant or Right [Line Items]
Number of outstanding right		272,500
Private Placement
Class of Warrant or Right [Line Items]
Common stock and warrants issued in private placement, net of issuance costs (in shares)	2,727,273
Price per unit	$ 11.00
Aggregate exercise price	$ 27.4
Private Placement | Maximum
Class of Warrant or Right [Line Items]
Price per unit	$ 13.75
Preferred Investment Options
Class of Warrant or Right [Line Items]
Common stock and warrants issued in private placement, net of issuance costs (in shares)	2,727,273
Price per unit	$ 12.00
Fair value on the date of issuance	$ 21.7
Preferred Investment Options | Maximum
Class of Warrant or Right [Line Items]
Price per unit	$ 13.78
Merger agreement
Class of Warrant or Right [Line Items]
Issuance of Common Stock to holders of rights		717,250